Schedule of Estimated Useful Lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Equipment useful life	3 years	3 years
Animal Facility Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	7 years	7 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Methods	Shorter of asset life or lease term	Shorter of asset life or lease term
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	5 years	5 years